Business combinations and acquisition of non-controlling interests - Studos (Details) - Studos Software Ltda. R$ in Thousands		12 Months Ended
	Sep. 21, 2020 BRL (R$) USD ($)	Dec. 31, 2020 BRL (R$)
Business combinations and acquisition of non-controlling interests
Equity interest acquired (as a percent)	100.00%
Purchase consideration transferred	R$ 19,533	R$ 19,533
Cash consideration	8,298	8,298
Retained payments from business combination	R$ 11,235	11,235
Retained period	2 years
Number of annual installments | $	2
Goodwill recognised as of acquisition date	R$ 13,371	13,371
Transaction costs		275
General and administrative expenses
Business combinations and acquisition of non-controlling interests
Transaction costs		R$ 275